Long-Term Investments (Details)					1 Months Ended				12 Months Ended
	May 10, 2023 USD ($)	May 10, 2023 CNY (¥)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Long-Term Investment [Line Items]
Stockholders percentage							4.10%	4.10%
Amount paid to shareholders					$ 4,600,000				$ 4,600,000			¥ 31,583,140
Cash equivalent													$ 800,000	¥ 5,730,000
Register capital			$ 274,123	¥ 2,000,000	41,118	¥ 300,000
Loss									(18,866)
Zhejiang Kangyuan [Member]
Long-Term Investment [Line Items]
Equity interest percentage			10.00%	10.00%			3.40%	3.40%
Register capital			$ 274,123	¥ 2,000,000
Xianjin Technology [Member]
Long-Term Investment [Line Items]
Equity interest percentage	19.00%	19.00%
Amount paid to shareholders					$ 800,000				800,000			¥ 5,721,500
Ms. Xiuhua Ye [Member]
Long-Term Investment [Line Items]
Total consideration
Zhejiang Fuyouyuan [Member]
Long-Term Investment [Line Items]
Equity interest percentage			10.00%	10.00%
Long-Term Debt [Member]
Long-Term Investment [Line Items]
Stockholders percentage							1.80%	1.80%
Long-Term Debt [Member] | Zhejiang Kangyuan [Member]
Long-Term Investment [Line Items]
Equity interest percentage							18.00%	18.00%
Business Combination [Member]
Long-Term Investment [Line Items]
Total consideration									$ 5,000,000
Percentage of voting rights							2.20%	2.20%
Business Combination [Member] | Zhejiang Kangyuan [Member]
Long-Term Investment [Line Items]
Total consideration							$ 4,440,789	¥ 32,400,000
Shanghai Daizong Business Consulting Co., Ltd [Member]
Long-Term Investment [Line Items]
Total consideration	$ 785,362	¥ 5,730,000